Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Mar. 28, 2014	Mar. 29, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Income Tax Disclosure [Abstract]
United States					$ 18,557	$ 34,498	$ (16,162)
Non-U.S.					72,072	90,470	112,131
Income (Loss) Before Income Taxes	18,733	(66,909)	92,602	(4,941)	90,629	124,968	95,969
Current:
Federal					2,740	45,173	(1,493)
State and local					126	7,205	8,494
Non-U.S.					34,158	32,301	34,356
Current					37,024	84,679	41,357
Deferred:
Federal					(1,007)	(42,515)	(22,885)
State and local					(656)	(11,189)	(8,946)
Non-U.S.					(16,128)	(12,909)	(10,260)
Deferred					(17,791)	(66,613)	(42,091)
Income tax provision (benefit)	$ 5,616	$ (27,005)	$ 34,569	$ (8,229)	$ 19,233	$ 18,066	$ (734)
United States statutory income tax rate					35.00%	35.00%	35.00%
Increase (decrease) resulting from:
State income taxes, net of Federal tax benefit					1.00%	0.50%	2.10%
Foreign taxes					(2.20%)	(9.80%)	(10.70%)
Permanent book/tax differences					1.80%	(0.60%)	1.20%
Uncertain tax positions					(1.60%)	(1.80%)	(17.70%)
Tax credits & other					(12.80%)	(8.80%)	(10.70%)
Effective income tax rate					21.20%	14.50%	(0.80%)